Financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following table provides the fair value details of certain financial instruments measured at amortized cost in the statements of financial position.

			June 30, 2025		December 31, 2024
	Classification	Fair value methodology	Carrying value	Fair value	Carrying value	Fair value (1)
Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	30,259	30,098	31,247	30,022
(1)We have reclassified amounts from the previous period to make them consistent with the presentation of the current period.

Disclosure of fair value measurement of assets
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

			Fair value
	Classification	Carrying value of asset (liability)	Quoted prices in active markets for identical assets (level 1)	Observable market data (level 2) (1)	Non-observable market inputs (level 3) (2)
June 30, 2025
Publicly-traded and privately-held investments (3)	Other non-current assets	922	69	—	853
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(968)	—	(962)	(6)
Other	Other non-current assets	236	—	236	—
December 31, 2024
Publicly-traded and privately-held investments (3)	Other non-current assets	877	35	—	842
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(368)	—	(368)	—
Other	Other non-current assets	225	—	225	—
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and revenue and earnings multiples. For certain privately-held investments, changes in our valuation assumptions may result in a significant change in the fair value of our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income in the consolidated statements of comprehensive income and are reclassified from Accumulated other comprehensive income to the Deficit in the statements of financial position when realized.

Disclosure of fair value measurement of liabilities
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

			Fair value
	Classification	Carrying value of asset (liability)	Quoted prices in active markets for identical assets (level 1)	Observable market data (level 2) (1)	Non-observable market inputs (level 3) (2)
June 30, 2025
Publicly-traded and privately-held investments (3)	Other non-current assets	922	69	—	853
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(968)	—	(962)	(6)
Other	Other non-current assets	236	—	236	—
December 31, 2024
Publicly-traded and privately-held investments (3)	Other non-current assets	877	35	—	842
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(368)	—	(368)	—
Other	Other non-current assets	225	—	225	—
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and revenue and earnings multiples. For certain privately-held investments, changes in our valuation assumptions may result in a significant change in the fair value of our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income in the consolidated statements of comprehensive income and are reclassified from Accumulated other comprehensive income to the Deficit in the statements of financial position when realized.

Disclosure of detailed information of foreign currency forward contracts and options
The following table provides details on our outstanding foreign currency forward contracts and options at June 30, 2025.

Type of hedge	Buy currency	Amount to receive	Sell currency	Amount to pay	Maturity	Hedged item
Cash flow (1)	USD	1,166	CAD	1,604	2025	Loans
Cash flow	USD	1,035	CAD	1,416	2025	Commercial paper
Cash flow (2)	USD	905	CAD	1,241	2025	Business acquisition
Cash flow	USD	378	CAD	491	2025	Anticipated purchases
Cash flow	PHP	1,623	CAD	38	2025	Anticipated purchases
Cash flow	USD	641	CAD	852	2026	Anticipated purchases
Cash flow	USD	120	CAD	158	2027	Anticipated purchases
Economic	USD	1,626	CAD	2,233	2025	Business acquisition
Economic - options (3)	USD	200	CAD	277	2025	Business acquisition
Economic - call options	USD	261	CAD	353	2025	Business acquisition
Economic - put options	USD	261	CAD	353	2025	Business acquisition
Economic - swaps	CAD	280	USD	200	2025	Anticipated purchases
Economic - put options	USD	190	CAD	251	2025	Anticipated purchases
Economic - call options	USD	120	CAD	158	2026	Anticipated purchases
Economic - call options	CAD	348	USD	240	2026	Anticipated purchases
Economic - put options	USD	150	CAD	197	2026	Anticipated purchases
Economic - swaps	USD	200	CAD	275	2027	Anticipated purchases
Economic - call options	USD	150	CAD	197	2027	Anticipated purchases
Economic - put options	USD	120	CAD	158	2027	Anticipated purchases
Economic - call options	CAD	360	USD	240	2028	Anticipated purchases
(1)Forward contracts to hedge loans secured by receivables under our securitization program.
(2)Deal contingent foreign exchange forwards.
(3)Foreign currency options with a leverage provision and a profit cap limitation.